United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form N-Q
                        Quarterly Schedule of Portfolio Holdings of
                   Registered Management Investment Companies




                                    811-6447

                      (Investment Company Act File Number)


                     Federated Fixed Income Securities, Inc.
              ---------------------------------------------------------------

                    (Exact Name of Registrant as Specified in Charter)



                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                         (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)






                        Date of Fiscal Year End: 9/30/06


                Date of Reporting Period: Quarter ended 12/31/05







Item 1.     Schedule of Investments

FEDERATED MUNICIPAL ULTRASHORT FUND
PORTFOLIO OF INVESTMENTS
December 31, 2005 (unaudited)

    Principal
      Amount                                                                          Value

                             MUNICIPAL BONDS--57.7%
                     Alabama--0.8%
 $  1,025,000        Dothan, AL, GO Warrants (Series 2002), 5.25%,
                     3/1/2006                                                 $     1,028,147
    1,075,000        Dothan, AL, GO Warrants (Series 2002), 5.50%,
                     3/1/2007                                                       1,099,392
    1,000,000        Mobile, AL IDB, PCR Refunding Bonds (Series 1994A),
                     4.65% (International Paper Co.), 12/1/2011                     1,014,950
                         TOTAL                                                      3,142,489
                     Arizona--1.7%
     790,000         Arizona Health Facilities Authority, Revenue Bonds
                     (Series 2004), 4.00% (Blood Systems, Inc.), 4/1/2008            795,261
    1,000,000        Maricopa County, AZ, IDA, Solid Waste Disposal
                     Revenue Bonds, 3.55% TOBs (Waste Management, Inc.),
                     Mandatory Tender 12/1/2007                                      993,510
    3,000,000   (1)   Yavapai, AZ IDA, Solid Waste Disposal Bonds, 4.00%
                     TOBs (Waste Management, Inc.), Mandatory Tender
                     6/1/2010                                                       2,974,140
    2,000,000   (1)   Yavapai, AZ IDA, Solid Waste Disposal Revenue
                     Bonds, 3.65% TOBs (Waste Management, Inc.),
                     Mandatory Tender 3/1/2006                                      1,999,440
                         TOTAL                                                      6,762,351
                     Arkansas--0.7%
    1,725,000        Arkansas Development Finance Authority, Exempt
                     Facilities Revenue Bonds, 3.65% TOBs (Waste
                     Management, Inc.), Mandatory Tender 8/1/2006                   1,722,982
     980,000         Little Rock, AR Health Facilities Board, Healthcare
                     Refunding Revenue Bonds (Series 2003), 4.50%
                     (Baptist Medical Center, AR), 9/1/2007                          991,770
                         TOTAL                                                      2,714,752
                     California--0.8%
    1,000,000        California State Department of Water Resources
                     Power Supply Program, Revenue Bonds (Series 2002A),
                     5.50%, 5/1/2007                                                1,027,710
    1,000,000        California Statewide Communities Development
                     Authority, Revenue Bonds (Series 2005F), 5.00%
                     (Daughters of Charity Health System), 7/1/2007                 1,019,050
     500,000         California Statewide Communities Development
                     Authority, Revenue Bonds (Series 2005F), 5.00%
                     (Daughters of Charity Health System), 7/1/2008                  514,555
     750,000         California Statewide Communities Development
                     Authority, Revenue Bonds (Series 2005F), 5.00%
                     (Daughters of Charity Health System), 7/1/2010                  783,765
                         TOTAL                                                      3,345,080
                     Colorado--1.7%
     500,000         Arvada, CO Urban Renewal Authority, Second Lien
                     Revenue Bonds (Series 2003A), 3.30%, 9/1/2006                   496,075
     300,000         Beacon Point, CO Metropolitan District, Revenue
                     Bonds (Series 2005B), 4.375% (Compass Bank,
                     Birmingham LOC)/(Original Issue Yield: 4.50%),
                     12/1/2015                                                       300,063
    1,500,000        Colorado Health Facilities Authority, Health
                     Facilities Revenue Bonds (Series 2004B), 3.75% TOBs
                     (Evangelical Lutheran Good Samaritan Society),
                     Mandatory Tender 6/1/2009                                      1,486,200
     300,000         Colorado Health Facilities Authority, Revenue Bonds
                     (Series 2005), 4.50% (Covenant Retirement
                     Communities, Inc.), 12/1/2007                                   303,621
     400,000         Colorado Health Facilities Authority, Revenue Bonds
                     (Series 2005), 4.50% (Covenant Retirement
                     Communities, Inc.), 12/1/2008                                   406,132
     500,000         Colorado Health Facilities Authority, Revenue Bonds
                     (Series 2005), 4.50% (Covenant Retirement
                     Communities, Inc.), 12/1/2009                                   509,660
    2,000,000        Countrydale, CO Metropolitan District, LT GO
                     Refunding Bonds, 3.50% TOBs (Compass Bank,
                     Birmingham LOC), Mandatory Tender 12/1/2007                    1,987,740
     880,000         High Plains, CO Metropolitan District, Revenue
                     Bonds (Series 2005B), 4.375% (Compass Bank,
                     Birmingham LOC)/(Original Issue Yield: 4.50%),
                     12/1/2015                                                       880,185
     500,000         Well Augmentation Subdistrict of Central Colorado
                     Water Conservancy District, LT GO Bonds, 3.875%,
                     3/1/2007                                                        495,290
                         TOTAL                                                      6,864,966
                     Connecticut--0.3%
    1,000,000        Connecticut Development Authority, PCR Bonds, 3.35%
                     TOBs (Connecticut Light & Power Co.)/(AMBAC INS),
                     Mandatory Tender 10/1/2008                                      989,330
                     Delaware--0.3%
     560,000         Delaware Health Facilities Authority, Refunding
                     Revenue Bonds (Series 2004A), 5.00% (Beebe Medical
                     Center), 6/1/2006                                               563,741
     460,000         Delaware Health Facilities Authority, Refunding
                     Revenue Bonds (Series 2004A), 5.00% (Beebe Medical
                     Center), 6/1/2007                                               469,338
                         TOTAL                                                      1,033,079
                     District Of Columbia--0.3%
    1,365,000        District of Columbia, COPs, 5.00% (AMBAC INS),
                     1/1/2006                                                       1,365,068
                     Florida--5.1%
    1,000,000        Arborwood, FL Community Development District,
                     Capital Improvement Revenue Bonds (Series 2005B),
                     5.10% (Original Issue Yield: 5.117%), 5/1/2014                  997,110
     111,667         Capital Trust Agency, FL, Housing Revenue Notes,
                     4.25% (Atlantic Housing Foundation Properties),
                     7/1/2040                                                        111,667
     510,000         Concorde Estates, FL Community Development
                     District, Revenue Bonds (Series 2004B), 5.00%
                     (Original Issue Yield: 5.10%), 5/1/2011                         512,693
     750,000         Durbin Crossing Community Development District, FL,
                     Special Assessment Bonds (Series 2005B-1), 4.875%
                     (Original Issue Yield: 4.903%), 11/1/2010                       755,475
     750,000         Durbin Crossing Community Development District, FL,
                     Special Assessment Bonds (Series 2005B-2), 4.875%
                     (Original Issue Yield: 4.903%), 11/1/2010                       751,230
     225,000         Fishhawk Community Development District II, Special
                     Assessment Revenue Bonds (Series 2003B), 5.00%
                     (Original Issue Yield: 5.10%), 11/1/2007                        226,073
    1,085,000   (1)   Florida State Department of Corrections, Custodial
                     Receipts, 2.00%, 9/10/2006                                     1,076,439
     700,000         Gateway Services, FL Community Development
                     District, Special Assessment Bonds (Series 2003B),
                     5.50% (Original Issue Yield: 5.65%), 5/1/2010                   704,711
     930,000         Heritage Harbour South Community Development
                     District, FL, Capital Improvement Revenue Bonds (Series
                     2002B), 5.40% (Original Issue Yield:
                     5.50%), 11/1/2008                                               936,259
     750,000         Highlands County, FL Health Facilities Authority,
                     Refunding Revenue Bonds (Series 2005B), 4.00%
                     (Adventist Health System/ Sunbelt Obligated Group),
                     11/15/2006                                                      753,660
     450,000         Highlands County, FL Health Facilities Authority,
                     Refunding Revenue Bonds (Series 2005B), 5.00%
                     (Adventist Health System/ Sunbelt Obligated Group),
                     11/15/2007                                                      461,493
    6,000,000        Highlands County, FL Health Facilities Authority,
                     Revenue Bonds, 5.00% TOBs (Adventist Health System/
                     Sunbelt Obligated Group), Mandatory Tender
                     11/16/2009                                                     6,232,260
    1,145,000        Lee County, FL IDA, Health Care Facilities Revenue
                     Bonds (Series 1999A), 5.25% (Shell Point Village
                     Project), 11/15/2006                                           1,156,290
     160,000         Live Oak, FL Community Development District No.
                     001, Special Assessment Revenue Bonds (Series
                     2003B), 5.30% (Original Issue Yield: 5.375%),
                     5/1/2008                                                        161,018
    2,300,000        Live Oak, FL Community Development District No.
                     002, Special Assessment Revenue Bonds (Series
                     2004B), 5.00% (Original Issue Yield: 5.028%),
                     11/1/2009                                                      2,311,960
     230,000         Renaissance Community Development District, FL,
                     Capital Improvement Revenue Bonds (Series 2002B),
                     6.25% (Original Issue Yield: 6.30%), 5/1/2008                   232,194
    2,000,000        South Bay, FL Community Development District,
                     Capital Improvement Revenue Bonds (Series 2005B-1),
                     5.125%, 11/1/2009                                              2,013,200
     550,000         Tern Bay, FL Community Development District,
                     Capital Improvement Revenue Bonds (Series 2005),
                     5.00%, 5/1/2015                                                 561,401
     110,000         Waterchase Community Development District, FL,
                     Capital Improvement Revenue Bonds (Series 2001B),
                     5.90% (Original Issue Yield: 6.00%), 5/1/2008                   110,919
                         TOTAL                                                      20,066,052
                     Georgia--1.4%
     725,000         Coffee County, GA Hospital Authority, Refunding
                     Revenue Bonds, 5.00% (Coffee Regional Medical
                     Center, Inc.), 12/1/2006                                        734,613
     830,000         Coffee County, GA Hospital Authority, Refunding
                     Revenue Bonds, 5.00% (Coffee Regional Medical
                     Center, Inc.), 12/1/2007                                        850,410
     835,000         Coffee County, GA Hospital Authority, Refunding
                     Revenue Bonds, 5.00% (Coffee Regional Medical
                     Center, Inc.), 12/1/2008                                        863,398
    2,990,000        Decatur County-Bainbridge, GA IDA, Revenue Bonds,
                     4.00% TOBs (John B. Sanifilippo & Son)/(LaSalle
                     Bank, N.A. LOC), Mandatory Tender 6/1/2006                     2,989,193
                         TOTAL                                                      5,437,614
                     Indiana--1.2%
    1,500,000        Indiana Development Finance Authority, Refunding
                     Revenue Bonds (Series 1998A), 4.75% TOBs (Southern
                     Indiana Gas & Electric Co.), Mandatory Tender
                     3/1/2006                                                       1,502,415
     220,000         Indiana Health & Educational Facility Financing
                     Authority, Revenue Bonds (Series 2005), 5.00%
                     (Baptist Homes of Indiana), 11/15/2006                          222,328
     370,000         Indiana Health & Educational Facility Financing
                     Authority, Revenue Bonds (Series 2005), 5.00%
                     (Baptist Homes of Indiana), 11/15/2007                          378,573
     780,000         Indiana Health & Educational Facility Financing
                     Authority, Revenue Bonds (Series 2005), 5.00%
                     (Baptist Homes of Indiana), 11/15/2008                          804,500
    2,000,000        Lawrenceburg, IN Pollution Control Revenue Board,
                     PCR Revenue Bonds (Series F), 2.625% TOBs (Indiana
                     Michigan Power Co.), Mandatory Tender 10/1/2006                1,982,960
                         TOTAL                                                      4,890,776
                     Iowa--0.5%
     500,000         Bremer County, IA Retirement Facilities, Extended
                     Rate Adjustable Securities (Series 2005C), 4.50%
                     TOBs (Bartels Lutheran Retirement Community),
                     11/15/2008                                                      500,075
     130,000         Scott County, IA, Revenue Refunding Bonds (Series
                     2004), 4.00% (Ridgecrest Village), 11/15/2006                   129,405
     660,000         Scott County, IA, Revenue Refunding Bonds (Series
                     2004), 4.25% (Ridgecrest Village), 11/15/2007                   656,251
     685,000         Scott County, IA, Revenue Refunding Bonds (Series
                     2004), 4.25% (Ridgecrest Village), 11/15/2008                   679,232
                         TOTAL                                                      1,964,963
                     Kansas--1.8%
    3,000,000        Burlington, KS, Refunding Revenue Bonds (Series
                     1998B), 4.75% TOBs (Kansas City Power And Light
                     Co.), Mandatory Tender 10/1/2007                               3,048,780
    3,400,000        Spring Hill, KS, UT GO Temporary Notes (Series
                     2005A), 4.25%, 11/1/2009                                       3,419,720
     350,000         University of Kansas Hospital Authority, Health
                     Facilities Revenue Bonds, 5.00% (KU Health System),
                     9/1/2006                                                        353,573
     250,000         University of Kansas Hospital Authority, Health
                     Facilities Revenue Bonds, 5.00% (KU Health System),
                     9/1/2007                                                        256,070
                         TOTAL                                                      7,078,143
                     Louisiana--2.3%
     500,000         Calcasieu Parish, LA, IDB, PCR Refunding Bonds,
                     (Series 2001), 4.80% (Occidental Petroleum Corp.),
                     12/1/2006                                                       503,665
     900,000         Louisiana Public Facilities Authority, FHA Insured
                     Mortgage Revenue Bonds (Series 2004), 5.00% (Baton
                     Rouge General Medical Center)/(MBIA Insurance Corp.
                     INS), 1/1/2009                                                  936,864
    1,000,000        Louisiana State Offshore Terminal Authority, Deep
                     Water Port Refunding Revenue Bonds (Series 2003D),
                     4.00% TOBs (Loop LLC), Mandatory Tender 9/1/2008                997,250
    4,500,000        Louisiana State Offshore Terminal Authority,
                     Refunding Revenue Bonds, 3.65% TOBs (Loop LLC),
                     Mandatory Tender 4/1/2008                                      4,456,620
     535,000         Opelousas, LA General Hospital Authority, Revenue
                     Bonds, 3.50% (Opelousas General Health System),
                     10/1/2006                                                       531,544
     800,000         Opelousas, LA General Hospital Authority, Revenue
                     Bonds, 4.00% (Opelousas General Health System),
                     10/1/2007                                                       793,152
     830,000         Opelousas, LA General Hospital Authority, Revenue
                     Bonds, 4.50% (Opelousas General Health System),
                     10/1/2008                                                       827,759
                         TOTAL                                                      9,046,854
                     Massachusetts--2.1%
    7,095,000        Haverhill, MA, 4.00% BANs, 3/30/2006                           7,097,341
     520,000         Massachusetts HEFA, Revenue Bonds (Series 1998B),
                     5.00% (Cape Cod Healthcare), 11/15/2006                         522,912
     430,000         Massachusetts HEFA, Revenue Bonds (Series 1998B),
                     5.00% (Cape Cod Healthcare), 11/15/2007                         434,442
     400,000         Massachusetts State Development Finance Agency,
                     Revenue Bonds, 5.00% (Massachusetts College of
                     Pharmacy & Allied Health Sciences), 7/1/2008                    410,396
                         TOTAL                                                      8,465,091
                     Michigan--2.5%
    2,000,000        Detroit, MI, Convention Facility Special Tax
                     Revenue Refunding Bonds (Series 2003), 5.00% (Cobo
                     Hall Project)/(MBIA Insurance Corp. INS), 9/30/2008            2,084,040
    1,365,000        Kent Hospital Finance Authority, MI, Revenue Bonds
                     (Series 2005A), 5.00% (Metropolitan Hospital ),
                     7/1/2010                                                       1,413,908
    1,975,000        Michigan State Strategic Fund, Revenue Bonds
                     (Series 2004), 3.00% (NSF International), 8/1/2008             1,942,353
    1,000,000        Michigan State Strategic Fund, Revenue Bonds, 3.75%
                     TOBs (Waste Management, Inc.), Mandatory Tender
                     8/1/2007                                                        996,060
    3,500,000        Michigan State Strategic Fund, Solid Waste
                     Refunding LO Revenue Bonds, 3.15% TOBs (Waste
                     Management, Inc.), Mandatory Tender 2/1/2006                   3,497,935
                         TOTAL                                                      9,934,296
                     Minnesota--0.2%
     200,000         St. Paul, MN Housing & Redevelopment Authority,
                     Health Care Revenue Bonds (Series 2005), 4.00%
                     (Gillette Children's Specialty Healthcare), 2/1/2006            200,118
     200,000         St. Paul, MN Housing & Redevelopment Authority,
                     Health Care Revenue Bonds (Series 2005), 5.00%
                     (Gillette Children's Specialty Healthcare), 2/1/2007            203,356
     200,000         St. Paul, MN Housing & Redevelopment Authority,
                     Health Care Revenue Bonds (Series 2005), 5.00%
                     (Gillette Children's Specialty Healthcare), 2/1/2008            205,532
                         TOTAL                                                       609,006
                     Mississippi--0.4%
     765,000         Mississippi Hospital Equipment & Facilities
                     Authority, Refunding & Improvement Revenue Bonds,
                     3.00% (Southwest Mississippi Regional Medical
                     Center), 4/1/2006                                               762,980
    1,000,000        Mississippi Hospital Equipment & Facilities
                     Authority, Revenue Bonds (Series 2004B-2 R-Floats),
                     3.50% TOBs (Baptist Memorial Healthcare), Mandatory
                     Tender 10/1/2006                                                998,160
                         TOTAL                                                      1,761,140
                     Missouri--1.1%
    1,000,000        Missouri State HEFA, RANs (Series 2005A), 4.25%
                     (Central Methodist College), 4/25/2006                         1,001,210
    1,000,000        Missouri State HEFA, RANs (Series 2005B), 4.75%
                     (Evangel University), 4/25/2006                                1,001,160
    2,260,000   (1)   Missouri State HEFA, RANs (Series 2005E), 4.75%
                     (Rockhurst University), 4/25/2006                              2,262,622
                         TOTAL                                                      4,264,992
                     Nevada--3.0%
    2,345,000        Clark County, NV, LO Improvement Bonds, 4.00%
                     (Mountains Edge SID No. 142), 8/1/2007                         2,335,526
     735,000         Clark County, NV, Special Assessment Revenue Bonds
                     (Series 2005), 4.20% (Summerlin-Mesa SID No. 151),
                     8/1/2011                                                        730,458
     465,000         Clark County, NV, Special Assessment Revenue Bonds,
                     3.95% (Summerlin-Mesa SID No. 151), 8/1/2009                    461,977
    1,500,000   (1)   Director of the State of Nevada Department of
                     Business and Industry, Solid Waste Disposal Revenue
                     Bonds, 3.30% TOBs (Waste Management, Inc.),
                     Mandatory Tender 10/1/2007                                     1,484,580
    1,515,000        Henderson, NV, Local Improvement District No. T-16
                     LT Obligation Improvement Bonds, 4.50% (Falls at
                     Lake Las Vegas LID No. T-16), 3/1/2011                         1,513,879
    1,485,000        Henderson, NV, Local Improvement District No. T-16
                     LT Obligation Improvement Bonds, 4.50% (Falls at
                     Lake Las Vegas LID No. T-16), 3/1/2009                         1,496,241
     285,000         Henderson, NV, Local Improvement District No. T-17
                     LT Obligation Improvement Bonds, 3.60% (Madeira
                     Canyon LID No. T-17), 9/1/2007                                  283,507
     100,000         Henderson, NV, Local Improvement District No. T-17
                     LT Obligation Improvement Bonds, 3.20% (Madeira
                     Canyon LID No. T-17), 9/1/2006                                   99,801
     805,000         Henderson, NV, Local Improvement District No. T-17
                     LT Obligation Improvement Bonds, 3.80% (Madeira
                     Canyon LID No. T-17), 9/1/2008                                  799,019
     770,000         Henderson, NV, Local Improvement District No. T-17
                     LT Obligation Improvement Bonds, 4.15% (Madeira
                     Canyon LID No. T-17), 9/1/2010                                  762,716
    1,695,000        Las Vegas, NV, Local Improvement Special Assessment
                     Bonds (Series 2004), 4.00% (Providence SID No.
                     607), 6/1/2007                                                 1,692,508
                         TOTAL                                                      11,660,212
                     New Jersey--5.4%
    3,600,000        Asbury Park, NJ, 4.50% BANs, 9/7/2006                          3,623,040
    1,000,000        Bayonne, NJ Redevelopment Agency, Project Notes
                     (Series 2005A), 5.00%, 4/13/2007                               1,006,040
    2,900,000        Bayonne, NJ, (Series 2006B), 5.00% TANs, 12/11/2006            2,918,589
    4,000,000        Bayonne, NJ, 4.50% BANs, 6/29/2006                             4,009,320
    1,250,000        Bayonne, NJ, (Series A), 5.00% TANs, 10/13/2006                1,259,361
    2,300,000        Bayonne, NJ,  5.00% BANs, 10/27/2006                           2,312,420
     275,000         New Jersey EDA, Revenue Refunding Bonds (Series A),
                     3.00% (Winchester Gardens at Ward Homestead),
                     11/1/2006                                                       272,547
     705,000         New Jersey EDA, Revenue Refunding Bonds (Series A),
                     3.25% (Winchester Gardens at Ward
                     Homestead)/(Original Issue Yield: 3.35%), 11/1/2007             691,365
    1,742,000        Weehawken Township, NJ, 4.00% BANs, 4/13/2006                  1,742,906
    3,550,000        Weehawken Township, NJ, 4.50% BANs, 9/13/2006                  3,567,147
                         TOTAL                                                      21,402,735
                     New Mexico--1.4%
    3,000,000        Farmington, NM, PCR Bonds (Series 2003B), 2.10%
                     TOBs (Public Service Co., NM), Mandatory Tender
                     4/1/2006                                                       2,983,470
    2,000,000        Farmington, NM, Refunding Revenue Bonds (Series
                     2002A), 4.00% TOBs (El Paso Electric Co.)/(FGIC
                     INS) 8/1/2012 2,005,380
     500,000         Sandoval County, NM, Incentive Payment Refunding
                     Revenue Bonds (Series 2005), 3.50% (Intel Corp.),
                     6/1/2010                                                        498,225
                         TOTAL                                                      5,487,075
                     New York--2.7%
    1,000,000        New York City, NY, UT GO Bonds (Fiscal 2004 Series
                     G), 5.00%, 8/1/2007                                            1,026,450
    1,000,000        New York City, NY, UT GO Bonds (Fiscal 2006 Series
                     A), 5.00%, 8/1/2010                                            1,056,500
    1,000,000        New York City, NY, UT GO Bonds (Fiscal 2006 Series
                     A), 5.00%, 8/1/2011                                            1,061,510
     570,000         New York State Dormitory Authority, Revenue Bonds
                     (Series 2003), 5.00% (North Shore-Long Island
                     Jewish Obligated Group), 5/1/2006                               573,027
    1,000,000        New York State Dormitory Authority, Revenue Bonds
                     (Series 2005C), 5.00% (Mt. Sinai NYU Health
                     Obligated Group), 7/1/2011                                     1,015,260
     869,922         Schenectady, NY, Bond Anticipation Renewal Notes
                     (Series 2005), 5.25% BANs, 5/26/2006                            868,286
     200,000         Schenectady, NY, TANs (Series 2005), 4.70%,
                     12/29/2006                                                      199,914
    5,000,000        Spencer-Van Etten, NY Central School District,
                     4.25% BANs, 6/15/2006                                          5,021,050
                         TOTAL                                                      10,821,997
                     North Carolina--0.3%
    1,000,000        North Carolina Medical Care Commission, Retirement
                     Facilities First Mortgage Revenue Bonds (Series
                     2004C), 3.80% (Cypress Glen), 10/1/2007                         989,930
                     Ohio--3.5%
    2,300,000        Lucas County, OH, Adjustable Rate Demand Health
                     Care Facilities Revenue Bonds (Series 2002) , 3.25%
                     TOBs (Franciscan Care Center)/(Bank One, Columbus
                     N.A. LOC), Optional Tender 3/1/2008                            2,300,529
    5,425,000        Mahoning County, OH Hospital Facilities, Adjustable
                     Rate Demand Health Care Facilities Revenue
                     Refunding Bonds (Series 2002), 3.71% TOBs (Copeland
                     Oaks Project)/(Sky Bank LOC), Mandatory Tender
                     4/1/2008                                                       5,384,258
    1,000,000        Nelsonville, OH, 2.87% BANs, 3/2/2006                           998,800
    1,400,000        Ohio State Air Quality Development Authority,
                     PCRBs, 3.50% TOBs (Pennsylvania Power Co.),
                     Optional Tender 1/1/2006                                       1,400,000
    3,750,000        Ohio Water Development Authority, Refunding PCRBs
                     (Series 1999-A), 3.35% TOBs (Ohio Edison Co.),
                     Mandatory Tender 6/1/2006                                      3,746,025
                         TOTAL                                                      13,829,612
                     Oregon--0.3%
    1,000,000   (1)   Gilliam County, OR Solid Waste Disposal, Solid
                     Waste Disposal Revenue Bonds, 3.625% TOBs (Waste
                     Management, Inc.), Mandatory Tender 5/1/2006                    999,300
                     Pennsylvania--2.9%
     300,000         Delaware County, PA Authority, Revenue Bonds,
                     (Series A), 4.00% (Dunwoody Village, Inc.), 4/1/2006            300,381
     330,000         Delaware County, PA Authority, Revenue Bonds,
                     (Series A), 4.50% (Dunwoody Village, Inc.), 4/1/2007            333,831
    1,500,000        Erie, PA Higher Education Building Authority,
                     (Series F), 2.25% TOBs (Gannon University)/(PNC
                     Bank, N.A. LOC), Mandatory Tender 1/15/2007                    1,474,365
     780,000         Erie, PA Higher Education Building Authority,
                     College Revenue Refunding Bonds (Series 2004A),
                     2.55% (Mercyhurst College), 3/15/2006                           777,871
     800,000         Erie, PA Higher Education Building Authority,
                     College Revenue Refunding Bonds (Series 2004A),
                     2.875% (Mercyhurst College), 3/15/2007                          791,424
     185,000         Erie, PA Higher Education Building Authority,
                     College Revenue Refunding Bonds (Series 2004B),
                     2.55% (Mercyhurst College), 3/15/2006                           184,495
     200,000         Erie, PA Higher Education Building Authority,
                     College Revenue Refunding Bonds (Series 2004B),
                     2.875% (Mercyhurst College), 3/15/2007                          197,856
    1,685,000        Pennsylvania State Higher Education Facilities
                     Authority, (Series I-2), 3.00% TOBs (Mercyhurst
                     College)/(PNC Bank, N.A. LOC), Mandatory Tender
                     11/1/2006                                                      1,676,760
    2,500,000        Pennsylvania State Higher Education Facilities
                     Authority, Revenue Bonds (Series 2004M-2), 3.50%
                     TOBs (Valley Forge Military Academy
                     Foundation)/(Fulton Bank LOC), Mandatory Tender
                     11/1/2008                                                      2,465,250
     755,000         Washington County, PA Hospital Authority, Hospital
                     Revenue Bonds, 4.75% (Monongahela Valley Hospital),
                     6/1/2006                                                        758,790
     500,000         Westmoreland County, PA IDA, Retirement Community
                     Revenue Bonds (Series 2005A), 4.30% (Redstone
                     Presbyterian Seniorcare Obligated Group), 1/1/2007              500,390
     650,000         Westmoreland County, PA IDA, Retirement Community
                     Revenue Bonds (Series 2005A), 5.00% (Redstone
                     Presbyterian Seniorcare Obligated Group), 1/1/2008              658,268
     750,000         Westmoreland County, PA IDA, Retirement Community
                     Revenue Bonds (Series 2005A), 5.00% (Redstone
                     Presbyterian Seniorcare Obligated Group), 1/1/2009              761,265
     750,000         Westmoreland County, PA IDA, Retirement Community
                     Revenue Bonds (Series 2005A), 5.00% (Redstone
                     Presbyterian Seniorcare Obligated Group), 1/1/2010              761,948
                         TOTAL                                                      11,642,894
                     Rhode Island--0.3%
    1,300,000        Cranston, RI, 4.80% BANs, 5/4/2006                             1,304,758
                     South Carolina--1.4%
    4,750,000        Richland County, SC, Environmental Improvement
                     Revenue Refunding Bonds (Series 2002A), 4.25%
                     (International Paper Co.), 10/1/2007                           4,780,875
     820,000         South Carolina, EDA, Hospital Facilities Refunding
                     & Improvement Revenue Bonds (Series 2003C), 4.50%
                     (Palmetto Health Alliance), 8/1/2006                            824,018
                         TOTAL                                                      5,604,893
                     Tennessee--1.0%
    2,000,000        Carter County, TN IDB, (Series 1983), 4.15%
                     (Temple-Inland, Inc.), 10/1/2007                               2,006,840
    2,000,000        Shelby County, TN Health Education & Housing
                     Facilities Board, Revenue Bonds (Series 2004A
                     R-Floats), 5.00% TOBs (Baptist Memorial
                     Healthcare), Mandatory Tender 10/1/2008                        2,062,580
                         TOTAL                                                      4,069,420
                     Texas--6.6%
    1,445,000        Brazos River Authority, TX, (Series 1995B), 5.05%
                     TOBs (TXU Energy Company LLC), Mandatory Tender
                     6/19/2006                                                      1,454,335
    1,015,000        Decatur, TX Hospital Authority, Hospital Revenue
                     Bonds (Series 2004A), 5.50% (Wise Regional Health
                     System), 9/1/2008                                              1,025,942
    1,020,000        Decatur, TX Hospital Authority, Hospital Revenue
                     Bonds (Series 2004A), 6.00% (Wise Regional Health
                     System), 9/1/2009                                              1,047,540
    1,000,000        Gulf Coast, TX Waste Disposal Authority,
                     Environmental Facilities Refunding Revenue Bonds,
                     4.20% (Occidental Petroleum Corp.), 11/1/2006                  1,003,590
    1,350,000        Harris County, TX HFDC, Hospital Revenue Bonds
                     (Series 2004A), 5.00% (Memorial Hermann Healthcare
                     System), 12/1/2008                                             1,396,669
    1,000,000        Lewisville, TX, Combination Contract Revenue and
                     Special Assessment Bonds, 4.125% TOBs (Lewisville
                     Castle Hills Public Improvement District No.
                     3)/(U.S. Treasury PRF 11/1/2006 @100), Mandatory
                     Tender 11/1/2006                                               1,006,980
    17,000,000       Texas State, (Series 2005), 4.50% TRANs, 8/31/2006             17,135,320
    1,500,000        Trinity River Authority, TX, PCR Refunding Bonds
                     (Series 2001 A), 5.00% TOBs (TXU Energy Company
                     LLC), Mandatory Tender 11/1/2006                               1,515,645
     600,000         Tyler, TX Health Facilities Development Corp.,
                     Hospital Revenue Bonds, 4.50% (Mother Frances
                     Hospital ), 7/1/2006                                            603,006
                         TOTAL                                                      26,189,027
                     Utah--0.8%
    3,300,000        Box Elder County, UT, PCRBs (Series 1984), 3.30%
                     TOBs (Nucor Corp.), Optional Tender 10/1/2006                  3,291,981
                     Virginia--1.3%
    2,000,000        Charles County, VA IDA, Solid Waste Disposal
                     Refunding Revenue Bonds, 4.875% (Waste Management,
                     Inc.), 2/1/2009                                                2,039,960
    1,000,000        Chesterfield County, VA IDA, PCRBs, 4.95% (Virginia
                     Electric & Power Co.), 12/1/2007                               1,006,210
    1,000,000        Halifax, VA IDA, Hospital Refunding Revenue Bonds,
                     4.00% (Halifax Regional Hospital, Inc.), 9/1/2007              1,005,820
    1,000,000        Virginia Peninsula Port Authority, Revenue
                     Refunding Bonds (Series 2003), 3.30% TOBs (Dominion
                     Terminal Associates)/(Dominion Resources, Inc.
                     GTD), Mandatory Tender 10/1/2008                                988,810
                         TOTAL                                                      5,040,800
                     Wisconsin--0.5%
    2,000,000        Pleasant Prairie, WI Water & Sewer System, BANs,
                     4.00% (U.S. Treasury PRF 10/1/2006 @100), 10/1/2007            2,011,360
                     Wyoming--1.1%
    4,200,000        Albany County, WY, PCRBs (Series 1985), 4.65% TOBs
                     (Union Pacific Railroad Co.)/(Union Pacific Corp.
                     GTD), Optional Tender 12/1/2006                                4,205,208
                              TOTAL MUNICIPAL BONDS
                     ----------------------------------------------------
                         (IDENTIFIED COST $247,347,018)                            246,577,883

                         SHORT-TERM MUNICIPALS--41.0%(3)
                     Alabama--4.1%
    1,645,000        Gadsden, AL IDB, (Series 2000) Weekly VRDNs (Hickory Hills
                     Leasing LLC)/(Wachovia Bank N.A.
                     LOC), 3.670%, 1/6/2006                                         1,645,000
    3,500,000        Gulf Shores, AL Solid Waste Disposal Authority,
                     Solid Waste Disposal Revenue Bonds (Series 2000B)
                     Weekly VRDNs (Sunbelt Environmental, Inc.
                     Project)/(Colonial Bank LOC), 4.310%, 1/5/2006                 3,500,000
    8,000,000        Huntsville, AL Special Care Facilities Financing
                     Authority, (Series 2001D) Weekly VRDNs (Carlton
                     Cove, Inc.)/(BNP Paribas SA LOC), 3.530%, 1/5/2006             8,000,000
    1,000,000        Shelby County, AL EDA Weekly VRDNs (M.D. Henry Co.,
                     Inc.)/(Amsouth Bank N.A., Birmingham, AL LOC),
                     3.780%, 1/5/2006                                               1,000,000
    2,250,000        Webb, AL IDB, (Series 2001) Weekly VRDNs (Qualico
                     Steel Co., Inc.)/(Wachovia Bank N.A. LOC), 3.670%,
                     1/6/2006                                                       2,250,000
                         TOTAL                                                      16,395,000
                     California--2.3%
    5,400,000        California PCFA, Solid Waste Disposal Revenue Bonds
                     Weekly VRDNs (Republic Services, Inc.), 3.800%,
                     1/5/2006                                                       5,400,000
    3,825,000        Stockton, CA, (Series 2003) Weekly VRDNs (United
                     Christian Schools, Inc.)/(Pacific Capital Bank,
                     N.A. LOC), 3.950%, 1/5/2006 3,825,000 TOTAL 9,225,000
                     Florida--6.0%
    4,500,000        Greater Orlando, FL Aviation Authority Weekly VRDNs
                     (Cessna Aircraft Co.)/(Textron Inc. GTD), 4.650%,
                     1/4/2006                                                       4,500,000
    19,550,000       Orange County, FL, Health Facilities Authority,
                     (Orlando Regional Healthcare System), (Series A),
                     3.38% Auction Rate Securities 1/26/06 (Radian Asset
                     Assurance INS)                                                 19,550,000
                         TOTAL                                                      24,050,000
                     Georgia--1.3%
    1,085,000        Crisp County, GA Solid Waste Management Authority,
                     (Series 1998) Weekly VRDNs (FSA INS)/(Wachovia Bank
                     N.A. LIQ), 3.940%, 1/5/2006                                    1,085,000
    4,005,000        Georgia State Municipal Gas Authority, (Series C)
                     Weekly VRDNs (Bank of America N.A., Bayerische
                     Landesbank (GTD), JPMorgan Chase Bank, N.A.,
                     Landesbank Hessen-Thueringen (GTD) and Wachovia
                     Bank N.A. LOCs), 3.580%, 1/4/2006                              4,005,000
                         TOTAL                                                      5,090,000
                     Illinois--1.0%
    4,000,000        Springfield, IL, (Series 1999) Weekly VRDNs (Oak
                     Terrace Joint Venture LP)/(Credit Suisse, Zurich
                     LOC), 3.530%, 1/4/2006                                         4,000,000
                     Indiana--3.3%
    5,000,000        Indiana Development Finance Authority, (Series
                     2005) Weekly VRDNs (Republic Services, Inc.),
                     3.900%, 1/4/2006                                               5,000,000
    8,000,000        Vigo County, IN, (Series 2003) Weekly VRDNs
                     (Republic Services, Inc.), 3.900%, 1/4/2006                    8,000,000
                         TOTAL                                                      13,000,000
                     Maryland--2.1%
    3,015,000        Maryland State Health & Higher Educational
                     Facilities Authority, (Series 2001C) Weekly VRDNs
                     (Collington Episcopal Life Care Community,
                     Inc.)/(LaSalle Bank, N.A. LOC), 3.530%, 1/5/2006               3,015,000
    5,100,000        Washington County, MD Economic Development Revenue
                     Board, (Series 1986A) Weekly VRDNs (Radioshack
                     Corp.), 3.800%, 1/5/2006                                       5,100,000
                         TOTAL                                                      8,115,000
                     Massachusetts--1.3%
    4,500,000        Commonwealth of Massachusetts, (Series 2000A) Daily
                     VRDNs (Landesbank Baden-Wuerttemberg (GTD) LIQ),
                     3.800%, 1/3/2006                                               4,500,000
     800,000         Commonwealth of Massachusetts, Central Artery/Ted
                     Williams Tunnel Infrastructure Loan Act of 2000
                     Daily VRDNs (State Street Bank and Trust Co. LIQ),
                     3.800%, 1/3/2006                                                800,000
                         TOTAL                                                      5,300,000
                     Michigan--0.8%
    1,000,000        (1) ABN AMRO MuniTOPS Certificates Trust (Michigan
                     Non-AMT)/(Series 1998-11) Weekly VRDNs (DeWitt, MI Public
                     Schools)/(FSA INS)/(ABN AMRO Bank NV,
                     Amsterdam LIQ), 3.540%, 1/5/2006                               1,000,000
    2,100,000        Michigan State Hospital Finance Authority, (Series
                     1999 A) Weekly VRDNs (Covenant Retirement
                     Communities, Inc.)/(LaSalle Bank, N.A. LOC),
                     3.530%, 1/5/2006                                               2,100,000
                         TOTAL                                                      3,100,000
                     Minnesota--0.8%
    3,250,000        Sherburn, MN PCRB, (Series 1999) Weekly VRDNs
                     (Interstate Power and Light Co.), 3.890%, 1/4/2006             3,250,000
                     Missouri--0.6%
    1,230,000        Springfield, MO IDA, (Series 1999) Weekly VRDNs
                     (Dabryan Coach Builders, Inc.)/(U.S. Bank, N.A.
                     LOC), 3.810%, 1/5/2006                                         1,230,000
    1,200,000        University of Missouri, (Series 2000) Daily VRDNs,
                     3.70%, 1/3/2006                                                1,200,000
                         TOTAL                                                      2,430,000
                     Multi State--0.2%
     923,000    (1)   Clipper Tax-Exempt Certificates Trust (AMT
                     MultiState)/(Series 1999-3) Weekly VRDNs (State
                     Street Bank and Trust Co. LIQ), 3.710%, 1/5/2006                923,000
                     New York--4.4%
    7,500,000        New York City, NY Municipal Water Finance
                     Authority, (Series 2003 C-1) Daily VRDNs (State
                     Street Bank and Trust Co. LIQ), 3.820%, 1/3/2006               7,500,000
    2,000,000        New York City, NY Transitional Finance Authority,
                     New York City Recovery Bonds (2003 Subseries 3-E)
                     Daily VRDNs (Landesbank Baden-Wuerttemberg (GTD)
                     LIQ), 3.700%, 1/3/2006                                         2,000,000
    4,000,000        New York City, NY, (1994 Series A-4) Daily VRDNs
                     (Landesbank Baden-Wuerttemberg (GTD) LOC), 3.820%,
                     1/3/2006                                                       4,000,000
    4,030,000        New York State Urban Development Corp., (Series
                     2004A-3-C) Weekly VRDNs (New York State Personal
                     Income Tax Revenue Bond Fund)/(CDC IXIS Financial
                     Guaranty N.A. INS)/
                     ----------------------------------------------------
                     (Dexia Credit Local LIQ), 3.520%, 1/5/2006                     4,030,000
                         TOTAL                                                      17,530,000
                     Ohio--3.4%
    1,360,000        Bowling Green, OH, Adjustable Rate Industrial
                     Development Revenue Refunding Bonds Weekly VRDNs
                     (Lamson & Sessions Co.)/(Sky Bank LOC), 4.490%,
                     1/5/2006                                                       1,360,000
    3,500,000        Fairfield, OH, (Series 2000) Weekly VRDNs (Prestige
                     Display and Packaging LLC)/(National City Bank,
                     Ohio LOC), 3.640%, 1/4/2006                                    3,500,000
    6,685,000        Hamilton County, OH Hospital Facilities Authority,
                     (Series 1999A) Weekly VRDNs (Drake Center,
                     Inc.)/(U.S. Bank, N.A. LOC), 3.510%, 1/5/2006                  6,685,000
    1,685,000        Sandusky County, OH Weekly VRDNs (Louis G. Freeman
                     Co.)/(National City Bank, Ohio LOC), 3.660%,
                     1/4/2006                                                       1,685,000
                         TOTAL                                                      13,230,000
                     Oklahoma--0.3%
    1,000,000        Garfield County, OK Industrial Authority Pollution
                     Control, (Series 1995-A) Weekly VRDNs (Oklahoma Gas
                     and Electric Co.), 3.710%, 1/4/2006                            1,000,000
                     Oregon--2.0%
    8,000,000        Medford, OR Hospital Facilities Authority, (Rogue
                     Valley Manor), SAVRs (Series 2002), 3.250%,
                     1/4/2006 (Radian Asset Assurance INS)                          8,000,000
                     Pennsylvania--1.7%
    5,550,000        Allegheny County, PA HDA, (UPMC Health System),
                     (Series 2004-B1), 3.600%,  1/27/2006                           5,550,000
    1,000,000        Philadelphia, PA Hospitals & Higher Education
                     Facilities Authority, (Series 2003A) Daily VRDNs
                     (Children's Hospital of Philadelphia)/(JPMorgan
                     Chase Bank, N.A. LIQ), 3.700%, 1/3/2006                        1,000,000
                         TOTAL                                                      6,550,000
                     South Carolina--0.8%
    3,300,000        South Carolina, EDA, EDRB Weekly VRDNs (Para-Chem
                     Southern, Inc.)/(Carolina First Bank LOC), 4.710%,
                     1/5/2006                                                       3,300,000
                     Tennessee--1.5%
    2,490,000        Sevier County, TN Public Building Authority,
                     (Series IV-C-4) Daily VRDNs (Cleveland, TN)/(FSA
                     INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.800%,
                     1/3/2006                                                       2,490,000
    3,430,000        Sevier County, TN Public Building Authority,
                     (Series IV-J-2) Daily VRDNs (Mt. Juliet, TN)/(AMBAC
                     INS)/(JPMorgan Chase Bank, N.A. LIQ), 3.800%,
                     1/3/2006                                                       3,430,000
                         TOTAL                                                      5,920,000
                     Wisconsin--3.1%
    12,100,000       Sheboygan, WI, PCRB (Series 1991 A) Daily VRDNs
                     (Wisconsin Power & Light Co.), 3.880%, 1/3/2006                12,100,000
                         TOTAL SHORT-TERM MUNICIPALS
                     ----------------------------------------------------
                         (IDENTIFIED COST $144,217,361)                            144,217,361
                         TOTAL MUNICIPAL INVESTMENTS - 98.7%

                     ----------------------------------------------------
                         (IDENTIFIED COST $391,564,379)(2)                         390,795,244
                         OTHER ASSETS AND LIABILITIES - NET - 1.3%                  5,113,784
                         TOTAL NET ASSETS - 100%                              $    395,909,028


       Securities that are subject to the federal alternative minimum tax (AMT) represent 19.5% of the portfolio as calculated based upon total portfolio market value.

     1 Denotes a restricted security, including securities purchased under Rule
       144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the fund's Board of Directors ("the Directors"), unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At December 31, 2005, these securities amounted to $12,719,521 which represents 3.2% of total net assets.
     2 At December 31, 2005, the cost of investments for federal tax purposes was $391,564,379. The net unrealized depreciation of investments for federal tax purposes was $769,135. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $237,207 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,006,342.
     3 Current rate and next reset date shown for Variable Rate Demand Notes.

Note: The categories of investments are shown as a percentage of total net assets at December 31, 2005.


Investment Valuation
Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. The Fund generally values short-term securities according to prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. Prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Directors.

Restricted Securities
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at December 31, 2005 is as follows:

Security                                              Acquisition    Acquisition
                                                           Date         Cost

Director of the State of Nevada Department of           9/23/2004     $1,500,000
Business and Industry, Solid Waste Disposal Revenue
Bonds, 3.30% TOBs (Waste Management, Inc.),
Mandatory Tender 10/1/2007

Florida State Department of Corrections, Custodial      2/27/2004     $1,085,000
Receipts, 2.00%, 9/10/2006

Gilliam County, OR Solid Waste Disposal, Solid
Waste Disposal Revenue Bonds, 3.625% TOBs (Waste
Management, Inc.), Mandatory Tender 5/1/2006            4/28/2005     $1,000,000

Missouri State HEFA, Revenue Anticipation Notes
(Series 2005E), 4.75% RANs (Rockhurst University),
4/25/2006                                               4/28/2005     $2,280,905

Yavapai, AZ IDA, Solid Waste Disposal Bonds, 4.00%
TOBs (Waste Management, Inc.), Mandatory Tender
6/1/2010                                                5/24/2005     $3,000,000

Yavapai, AZ IDA, Solid Waste Disposal Revenue Bonds,
3.65% TOBs (WasteManagement, Inc.),
Mandatory Tender 3/1/2006                               2/26/2003     $2,000,000





The following acronyms are used throughout this portfolio:

AMBAC       --American Municipal Bond Assurance Corporation
AMT         --Alternative Minimum Tax
BANs        --Bond Anticipation Notes
COPs        --Certificates of Participation
EDA         --Economic Development Authority
EDRB        --Economic Development Revenue Bonds
FGIC        --Financial Guaranty Insurance Company
FHA         --Federal Housing Administration
FSA         --Financial Security Assurance
GO          --General Obligation
GTD         --Guaranteed
HDA         --Hospital Development Authority
HEFA        --Health and Education Facilities Authority
HFDC        --Health Facility Development Corporation
IDA         --Industrial Development Authority
IDB         --Industrial Development Bond
INS         --Insured
LIQ         --Liquidity Agreement
LO          --Limited Obligation
LOC(s)      --Letter(s) of  Credit
LT          --Limited Tax
PCFA        --Pollution Control Finance Authority
PCR         --Pollution Control Revenue
PCRB(s)     --Pollution Control Revenue Bond(s)
PRF         --Prerefunded
RANs        --Revenue Anticipation Notes
SAVRs       --Select Auction Variable Rates
TANs        --Tax Anticipation Notes
TOBs        --Tender Option Bonds
TOPs        --Trust Obligation Participating Securities
TRANs       --Tax and Revenue Anticipation Notes
UT          --Unlimited Tax
VRDNs       --Variable Rate Demand Notes





Item 2.     Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.     Exhibits






SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Fixed Income Securities, Inc.

By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer
                            (insert name and title)

Date        February 23, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By          /S/ J. Christopher Donahue
            J. Christopher Donahue, Principal Executive Officer


Date        February 22, 2006


By          /S/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer


Date        February 23, 2006